EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for the Calamos Growth Fund, Calamos Opportunistic Value Fund, Calamos International Growth Fund, Calamos Global Equity Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, Calamos Dividend Growth Fund, Calamos Emerging Market Equity Fund, Calamos Global Convertible Fund, and Calamos Hedged Equity Income Fund, that is identical to the risk/return information contained in each Fund’s prospectus filed as part of Post-Effective Amendment No. 113 on February 23, 2018, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 29, 2018 (SEC Accession No. 0001193125-18-209804).